Financial Instruments and Derivatives (Tables)	12 Months Ended
Dec. 31, 2013
Disclosure Text Block Supplement [Abstract]
Schedule of Notional Amounts of Outstanding Derivative Positions [Table Text Block]
The following table summarizes the Company’s fair value of outstanding derivatives:

	Consolidated Balance Sheet	April 30,	December 31,	December 31,
	Presentation	2012	2012	2013
		HK$	HK$	HK$
Derivatives not designated ashedging instruments
Fair value of interest rate swap contracts	Other payables and accruals	811	418	54

Schedule of Price Risk Derivatives [Table Text Block]
The impact on net income from derivatives activity for the years ended April 30, 2011, 2012 and for the 8-month period ended December 31, 2012 and for the year ended December 31, 2013 are as follows:

	Presentation of gain or loss recognized	Year ended April 30,		8-month Period ended December 31,	Year ended December 31,
	on derivatives	2011	2012	2012	2013
		HK$	HK$	HK$	HK$
Derivatives not designated as hedging instruments
Interest rate swap contracts	Changes in fair value of derivatives included in administrative expenses	2,254	215	271	42